LEV & BERLIN, P.C.
ATTORNEYS AT LAW
200 CONNECTICUT AVENUE, 5TH FLOOR
NORWALK, CONNECTICUT 06854
203-838-8500
TOLL FREE: 800-377-4508
FACSIMILE: 203-854-1652
www.levberlin.com
————

DUANE BERLIN	Writer’s Direct Dial Number:
DONNA M. LATTARULO °	203-838-8500, ext. 15
SCOTT C. WELLS ×
ERIC S. DARMOFAL ×	Writer’s E-Mail Address: dberlin@levberlin.com
        ————
DONALD M. KLEBAN ×
BRUCE L. LEV ¤
     Of Counsel
        ————
°  Also admitted in New York & Massachusetts
×  Also admitted in New York
¤  Also admitted in Virginia

April 8, 2005

VIA EDGAR AND
FEDERAL EXPRESS

Ms. Peggy Fisher
Assistant Director
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Electro Energy Inc. Form SB-2 File No. 333-121026 Filed December 6, 2004

Dear Ms. Fisher:

                     On February 17, 2005, Electro Energy Inc. (the “Company”) filed Amendment No. 1 to its Registration Statement on Form SB-2, revised pursuant to your correspondence dated January 5, 2005. The Company also provided you with a memorandum setting forth its responses to your January 5, 2005 letter and referring to the changes it made to the Registration Statement in response thereto.

                     By letter dated February 24, 2005, you indicated that, because the Company’s financial statements were not current under Item 310(g)(2) of Regulation S-B when Amendment No. 1 was filed, the Commission would defer review of the amendment and responses until updated financial statements are filed.

                     Accordingly, we have enclosed herewith the following for your review:

                     (1)      Copies of Amendment No. 2 of the Company's Registration Statement on Form SB-2 (the "Registration Statement"), revised pursuant to the comments set forth in your letters of January 5, 2005 and February 24, 2005 (marked (via Federal Express only) and clean); and

LEV & BERLIN, P.C.

April 8, 2005

Ms. Peggy Fisher

                     (2)      A memorandum from the Company setting forth its responses to your January 5, 2005 and February 24, 2005 letters and referring to the changes it has made to the Registration Statement in response thereto.

                     Please note that the Company’s response memorandum provided herewith supersedes the response memorandum previously submitted to you on February 17, 2005. Accordingly, please disregard the previous response memorandum when reviewing Amendment No. 2 of the Company’s Registration Statement, and consider the response memorandum submitted herewith as the operative response document.

                     Please also note that, pursuant to your request in the January 5, 2005 comment letter, we previously furnished to you along with the February 17, 2005 submission a supplemental copy of an industry research report prepared by The Freedonia Group, Inc. and a supplemental copy of the Company’s Articles of Amendment Designating Series A Convertible Preferred Stock. Please refer to these previously furnished documents where necessary.

                     All page references made in the Company’s memorandum provided herewith are to the marked revision of the Company’s Registration Statement.

                     The revised Registration Statement, along with the Company’s memorandum, has been filed via EDGAR simultaneously herewith.

                     Should you have any questions regarding any of the foregoing, or should you require anything further, please do not hesitate to contact the undersigned (tel: 203 838 8500; fax: 203 854 1652).

Very truly yours,

/s/Duane L. Berlin
Duane L. Berlin

Enclosures

cc:	Mr. Martin Klein Electro Energy Inc. 30 Shelter Rock Road Danbury, CT 06810